Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 452,812,500.00
Previously Paid Amount	0.00
Total Fee Amount	69,325.59
Total Offset Amount	0.00
Net Fee	$ 69,325.59